Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
Statement [line items]
Summary of current assets - trade and other receivables

	2022	2021
	A$’000	A$’000

Current assets	0	—

	0	—

Other receivables	51	76
Deposits held	40	8

	91	84